BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS

SENIOR, SECURED, FLOATING - RATE INTERESTS -- 0.9%

SECURITY                                          SHARES           VALUE
-------------------------------------------------------------------------------
Manufacturing -- 0.4%
-------------------------------------------------------------------------------
Blount International, Inc., Term B,
8/19/04                                               3,191,817    $  2,798,166
-------------------------------------------------------------------------------
                                                                   $  2,798,166
-------------------------------------------------------------------------------
Services -- 0.5%
-------------------------------------------------------------------------------
Rose Hills Company, Sr. Sub Notes,
11/1/03                                               3,927,937    $  3,751,179
-------------------------------------------------------------------------------
                                                                   $  3,751,179
-------------------------------------------------------------------------------
Total Senior, Secured, Floating -- Rate Interests
   (identified cost $6,523,638)                                    $  6,549,345
-------------------------------------------------------------------------------

CORPORATE BONDS - NOTES -- 83.0%

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Aerospace and Defense -- 2.2%
-------------------------------------------------------------------------------
Alliant Techsystems, Inc., Sr. Sub.
Notes, 8.50%, 5/15/11(1)                           $      2,475    $  2,549,250
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                          7,600       7,106,000
Sequa Corp., 8.875%, 4/1/08                               1,710       1,427,850
Sequa Corp., Sr. Notes, 9.00%, 8/1/09                     1,200       1,032,000
Transdigm, Inc., 10.375%, 12/1/08                         5,675       4,540,000
-------------------------------------------------------------------------------
                                                                   $ 16,655,100
-------------------------------------------------------------------------------
Airlines -- 1.2%
-------------------------------------------------------------------------------
Northwest Airlines, Inc.,
7.875%, 3/15/08                                    $      4,290    $  2,602,155
Northwest Airlines, Inc.,
8.875%, 6/1/06                                            8,960       6,122,941
-------------------------------------------------------------------------------
                                                                   $  8,725,096
-------------------------------------------------------------------------------
Apparel -- 0.8%
-------------------------------------------------------------------------------
Tropical Sportswear International,
11.00%, 6/15/08                                    $      1,200    $  1,110,000
William Carter, Sr. Sub. Notes,
10.875%, 8/15/11(1)                                       5,230       5,334,600
-------------------------------------------------------------------------------
                                                                   $  6,444,600
-------------------------------------------------------------------------------
Auto and Parts -- 0.6%
-------------------------------------------------------------------------------
Delco Remy International,
10.625%, 8/1/06                                    $      1,000    $    980,000
                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Auto and Parts (continued)
-------------------------------------------------------------------------------
Delco Remy International,
11.00%, 5/1/09(1)                                  $      2,260    $  2,260,000
Hayes Lemmerz International, Inc.,
11.875%, 6/15/06(1)                                       1,950       1,043,250
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08(2)                                         2,550          38,250
-------------------------------------------------------------------------------
                                                                   $  4,321,500
-------------------------------------------------------------------------------
Broadcasting and Cable -- 14.2%
-------------------------------------------------------------------------------
ACME Television Services, Inc.,
10.875%, 9/30/04                                   $      5,975    $  5,258,000
Charter Communication Holdings LLC, Sr.
Notes, 10.00%, 4/1/09                                       820         793,350
Charter Communication Holdings, Sr.
Disc. Notes, 13.50%, (0% until 2006)
1/15/11                                                   5,915       3,460,275
Charter Communication Holdings, Sr.
Notes, 10.75%, 10/1/09                                   15,925      15,925,000
Charter Communication Holdings, Sr.
Notes, 11.125%, 1/15/11                                   3,200       3,256,000
CSC Holdings Inc., Sr. Notes,
7.625%, 4/1/11(1)                                         6,000       5,945,814
Diamond Cable Communications Co., Sr.
Disc. Notes, 11.75%, 12/15/05                             1,395         578,925
Echostar Broadband Corp., Sr. Notes,
10.375%, 10/1/07                                          1,145       1,162,175
Emmis Communications Corp.,
12.50%, (0% until 2006) 3/15/11                          12,340       6,601,900
Granite Broadcasting Corp., Sr. Sub.
Notes, 8.875%, 5/15/08                                    2,000       1,370,000
Granite Broadcasting Corp., Sr. Sub.
Notes, 9.375%, 12/1/05                                      305         199,775
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                                   1,513       1,036,336
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                           6,515       3,485,525
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13                                            7,935       7,915,162
Muzak Holdings LLC, 9.875%, 3/15/09                       3,335       2,918,125
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                          2,812       1,504,420
NTL Communications Corp., Sr. Notes,
9.25%, 11/15/06                           EUR               300         119,965
NTL Communications Corp., Sr. Notes,
11.50%, 10/1/08                                           1,375         694,375

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Broadcasting and Cable (continued)
-------------------------------------------------------------------------------
NTL Communications Corp., Sr. Notes,
11.875%, 10/1/10                                   $      3,940    $  1,999,550
Ono Finance PLC, 13.00%, 5/1/09                           3,940       2,383,700
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                           2,520       1,575,000
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                            280         236,600
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                            1,775       1,464,375
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                            1,800       1,557,000
Pegasus Satellite, 12.375%, 8/1/06                        3,945       3,491,325
Pegasus Satellite, Sr. Disc. Notes,
13.50%, (0% until 2004) 3/1/07                            2,855       1,555,975
Radio One, Inc., Sr. Sub. Notes,
8.875%, 7/1/11(1)                                         5,400       5,346,000
RCN Corp., Sr. Disc. Notes,
9.80%, (0% until 2003), 2/15/08                             411          88,365
Sinclair Broadcast Group,
9.00%, 7/15/07                                            2,820       2,552,100
Sinclair Broadcast Group, Sr. Sub.
Notes, 8.75%, 12/15/07                                      800         708,000
Sinclair Broadcast Group, Sr. Sub.
Notes, 10.00%, 9/30/05                                    2,740       2,630,400
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50%, (0% until 2003), 8/15/08                   4,700       3,948,000
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50%, (0% until 2003)
8/15/08(1)                                                5,480       4,603,200
Telewest Communication PLC,
9.875%, (0% until 2004), 4/15/09          GBP             2,425       1,143,698
Telewest Communication PLC, Debs.,
11.00%, 10/1/07                                           9,130       5,843,200
Telewest Communication PLC, Sr. Disc.
Notes, 9.25%, (0% until 2004), 4/15/09                    6,254       2,235,805
Telewest Communication PLC, Sr. Notes,
11.25%, 11/1/08                                           1,800       1,179,000
-------------------------------------------------------------------------------
                                                                   $106,766,415
-------------------------------------------------------------------------------
Building Materials -- 0.6%
-------------------------------------------------------------------------------
Ryland Group, Sr. Sub. Notes,
9.125%, 6/15/11                                    $      5,000    $  4,625,000
-------------------------------------------------------------------------------
                                                                   $  4,625,000
-------------------------------------------------------------------------------
                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Business Services - Miscellaneous -- 1.5%
-------------------------------------------------------------------------------
Airgas, Inc., Sr. Sub. Note,
9.125%, 10/1/11(1)                                 $      2,990    $  3,034,850
AP Holdings, Inc., Sr. Disc. Notes,
11.25%, (0% until 2003), 3/15/08                          2,450         177,625
Coinmach Corp., Sr. Notes,
11.75%, 11/15/05                                          1,955       1,984,325
Intertek Finance PLC, Sr. Sub. Notes,
Series B, 10.25%, 11/1/06                                 1,400       1,071,000
Service Corp. International,
6.00%, 12/15/05                                             800         678,000
Stewart Enterprises, 10.75%, 7/1/08(1)                    3,460       3,684,900
Stewart Enterprises, 6.40%, Variable
Rate, 5/1/03                                                353         352,476
-------------------------------------------------------------------------------
                                                                   $ 10,983,176
-------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.3%
-------------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed Sr.
Notes, Series B, 10.375%, 8/1/08                   $      1,000    $    505,000
Neff Corp., 10.25%, 6/1/08                                1,950       1,082,250
Neff Corp., Guaranteed Sr. Sub. Notes,
10.25%, 6/1/08                                              625         346,875
-------------------------------------------------------------------------------
                                                                   $  1,934,125
-------------------------------------------------------------------------------
Chemicals -- 1.7%
-------------------------------------------------------------------------------
Avecia Group PLC, 11.00%, 7/1/09                   $      2,350    $  2,220,750
Hercules Inc., 11.125%, 11/15/07(1)                       2,970       2,866,050
MacDermid, Inc., 9.125%, 7/15/11                          1,655       1,522,600
Noveon, Inc., 11.00%, 2/28/11                             3,780       3,723,300
PCI Chemicals Canada, Inc.,
9.25%, 10/15/07(2)                                        3,000       1,065,000
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                                    1,225         949,375
Vantico Group, 12.00%, 8/1/10             EUR               610         495,691
-------------------------------------------------------------------------------
                                                                   $ 12,842,766
-------------------------------------------------------------------------------
Consumer Products -- 0.5%
-------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                   $      1,920    $  1,545,600
Fedders North America, 9.375%, 8/15/07                      850         735,250
Weight Watcher International, Inc.,
13.00%, 10/1/09                                           1,400       1,582,000
-------------------------------------------------------------------------------
                                                                   $  3,862,850
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Containers and Packaging -- 1.7%
-------------------------------------------------------------------------------
Bear Island LLC, Sr. Notes,
10.00%, 12/1/07                                    $        640    $    566,400
Crown Cork and Seal Finance PLC,
7.00%, 12/15/06                                           1,800         783,000
Riverwood International Corp.,
10.875%, 4/1/08                                           3,000       2,715,000
Stone Container Corp., Sr. Notes,
9.25%, 2/1/08                                             5,855       5,928,187
Stone Container Corp., Sr. Notes,
9.75%, 2/1/11                                               775         786,625
Stone Container Corp., Sr. Notes,
12.58%, 8/1/16                                            1,800       1,939,500
-------------------------------------------------------------------------------
                                                                   $ 12,718,712
-------------------------------------------------------------------------------
Drugs -- 0.2%
-------------------------------------------------------------------------------
King Pharmaceutical, Inc.,
10.75%, 2/15/09                                    $      1,175    $  1,295,437
-------------------------------------------------------------------------------
                                                                   $  1,295,437
-------------------------------------------------------------------------------
Electrical Equipment -- 3.9%
-------------------------------------------------------------------------------
AES Corp., Sr. Notes, 8.75%, 12/15/02              $      1,880    $  1,851,800
AES Corp., Sr. Notes, 8.75%, 6/15/08                      6,350       5,508,625
AES Corp., Sr. Notes, 8.875%, 2/15/11                       520         442,000
AES Corp., Sr. Notes, 9.375%, 9/15/10                     6,650       5,752,250
AES Corp., Sr. Notes, 9.50%, 6/1/09                       1,400       1,232,000
Calpine Corp., Sr. Notes,
7.875%, 4/1/08                                            1,000         959,614
Calpine Corp., Sr. Notes,
8.50%, 2/15/11                                            2,120       2,058,800
Calpine Corp., Sr. Notes,
8.625%, 8/15/10                                          10,550      10,330,391
Calpine Corp., Sr. Notes,
8.75%, 7/15/07                                            1,050       1,032,400
-------------------------------------------------------------------------------
                                                                   $ 29,167,880
-------------------------------------------------------------------------------
Electronic Equipment -- 0.5%
-------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sub.
Notes, 9.875%, 7/1/10                              $      4,105    $  4,063,950
-------------------------------------------------------------------------------
                                                                   $  4,063,950
-------------------------------------------------------------------------------
Electronics - Instruments -- 0.1%
-------------------------------------------------------------------------------
Wesco Distribution Inc., Sr. Sub. Notes,
9.125%, 6/1/08(1)                                  $      1,200    $  1,038,000
-------------------------------------------------------------------------------
                                                                   $  1,038,000
-------------------------------------------------------------------------------
                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Energy Services -- 0.7%
-------------------------------------------------------------------------------
BRL Universal Equipment, 8.875%, 2/15/08           $      2,480    $  2,467,600
CMS Energy Corp., Sr. Notes,
9.875%, 10/15/07                                            175         181,126
Hornbeck Leevac Marine Service, Sr.
Notes, 10.625%, 8/1/08(1)                                 2,812       2,657,340
-------------------------------------------------------------------------------
                                                                   $  5,306,066
-------------------------------------------------------------------------------
Entertainment -- 0.6%
-------------------------------------------------------------------------------
Premier Parks, Inc., Sr. Notes,
9.25%, 4/1/06                                      $      1,000    $    940,000
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                            3,820       3,629,000
-------------------------------------------------------------------------------
                                                                   $  4,569,000
-------------------------------------------------------------------------------
Financial Services -- 0.2%
-------------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09                $      1,600    $  1,664,000
-------------------------------------------------------------------------------
                                                                   $  1,664,000
-------------------------------------------------------------------------------
Foods -- 2.2%
-------------------------------------------------------------------------------
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                     $      2,565    $  2,411,100
Michael Foods, 11.75%, 4/1/11                             4,535       4,739,075
New World Pasta Company, 9.25%, 2/15/09                   3,765       2,880,225
Pilgrim's Pride Corp., 9.625%, 9/15/11                    2,155       2,176,550
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                            4,273       4,379,825
-------------------------------------------------------------------------------
                                                                   $ 16,586,775
-------------------------------------------------------------------------------
Gaming -- 1.0%
-------------------------------------------------------------------------------
Argosy Gaming Co., Sr. Sub. Notes,
9.00%, 9/1/11                                      $        950    $    950,000
Penn National Gaming, Inc.,
11.125%, 3/1/08                                           6,655       6,738,187
-------------------------------------------------------------------------------
                                                                   $  7,688,187
-------------------------------------------------------------------------------
Health Services -- 4.7%
-------------------------------------------------------------------------------
Advance PCS, Sr. Notes, 8.50%, 4/1/08              $        600    $    607,500
Alliance Imaging, Sr. Sub Notes,
10.375%, 4/15/11                                          3,380       3,505,060

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Health Services (continued)
-------------------------------------------------------------------------------
Amerisourcebergen Corp., Sr. Notes,
8.125%, 9/1/08(1)                                  $      2,955    $  3,065,812
DaVita Inc., 9.25%, 4/15/11                               5,520       5,713,200
HCA - The Healthcare Co., 8.75%, 9/1/10                   5,200       5,622,500
Lifepoint Hospitals Holding,
10.75%, 5/15/09                                             830         925,450
Magellan Health Services, Sr. Notes,
9.375%, 11/15/07(1)                                       1,320       1,353,000
Manor Care Inc., 8.00%, 3/1/08                            1,665       1,721,194
Omnicare, Inc., 5.00%, 12/1/07                            2,000       1,777,500
Select Medical Corp., Sr. Sub. Notes,
9.50%, 6/15/09                                            2,400       2,268,000
Triad Hospitals Holdings,
11.00%, 5/15/09                                           1,000       1,082,500
Vanguard Health Systems, Sr. Sub Notes,
9.75%, 8/1/11(1)                                          7,280       7,462,000
-------------------------------------------------------------------------------
                                                                   $ 35,103,716
-------------------------------------------------------------------------------
Household Products -- 0.6%
-------------------------------------------------------------------------------
Playtex Products, Inc., 9.375%, 6/1/11             $      4,780    $  4,851,700
-------------------------------------------------------------------------------
                                                                   $  4,851,700
-------------------------------------------------------------------------------
Information Technology Services -- 0.5%
-------------------------------------------------------------------------------
Diva Systems Corp., Sr. Notes,
12.625%, (0% until 2003), 3/1/08                   $      6,175    $    833,625
Equinix, Inc., Sr. Notes,
13.00%, 12/1/07                                           3,500       1,242,500
Exodus Communications Inc., Sr. Notes,
11.375%, 7/15/08                          EUR               100           9,107
Fisher Scientific International, Sr.
Sub. Notes, 9.00%, 2/1/08                                   540         538,650
Ingram Micro, Inc., Sr. Sub. Notes,
9.875%, 8/15/08(1)                                        1,355       1,246,600
PSINet, Inc., Sr. Notes,
10.50%, 12/1/06(2)                        EUR               700          31,874
PSINet, Inc., Sr. Notes,
11.00%, 8/1/09(2)                         EUR             1,000          36,428
-------------------------------------------------------------------------------
                                                                   $  3,938,784
-------------------------------------------------------------------------------
Lodging and Gaming -- 9.6%
-------------------------------------------------------------------------------
Ameristar Casinos, 10.75%, 2/15/09                 $      1,650    $  1,683,000
Anchor Gaming, 9.875%, 10/15/08                           4,880       5,002,000
Felcor Lodging L.P., Sr. Notes,
8.50%, 6/1/11(1)                                          2,555       2,312,275
Hollywood Casino Corp., 11.25%, 5/1/07                      425         431,375
                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Lodging and Gaming (continued)
-------------------------------------------------------------------------------
Hollywood Casino Corp., 10.51%, Variable
Rate, 5/1/06                                       $      4,375    $  4,440,625
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06                            6,995       6,015,700
Majestic Star LLC, 10.875%, 7/1/06                        1,400       1,281,000
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08                                             1,650       1,592,250
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                            9,630       8,907,750
MGM Mirage, Inc., 8.375%, 2/1/11                          4,800       4,344,000
MGM Mirage, Inc., 8.50%, 9/15/10                          6,250       6,038,444
MGM Mirage, Inc., 9.75%, 6/1/07                           5,750       5,663,750
Park Place Entertainment, Sr. Sub.
Notes, 8.125%, 5/15/11                                      790         726,800
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                                    2,315       2,205,038
Sun International Hotels,
8.625%, 12/15/07                                          1,500       1,312,500
Sun International Hotels, Sr. Sub.
Notes, 8.875%, 8/15/11(1)                                 6,700       5,762,000
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                                     4,445       4,000,500
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                        11,090      10,369,150
-------------------------------------------------------------------------------
                                                                   $ 72,088,157
-------------------------------------------------------------------------------
Machinery -- 1.8%
-------------------------------------------------------------------------------
Briggs & Stratton Corp., Sr. Notes,
8.875%, 3/15/11(1)                                 $      3,705    $  3,612,375
Flowserve Corp., 12.25%, 8/15/10                          3,555       3,697,200
Manitowoc Co., Inc. (The), Sr. Sub.
Notes, 10.375%, 5/15/11                   EUR             1,900       1,579,620
Terex Corp., Sr. Sub. Notes,
10.375%, 4/1/11(1)                                        4,540       4,381,100
-------------------------------------------------------------------------------
                                                                   $ 13,270,295
-------------------------------------------------------------------------------
Manufacturing -- 2.4%
-------------------------------------------------------------------------------
Dresser, Inc., Sr. Sub. Notes,
9.375%, 4/15/11(1)                                 $     10,695    $ 10,695,000
Insilco Corp., 12.00%, 8/15/07                            6,600       1,023,000
Motors and Gears, Inc., Sr. Notes,
10.75%, 11/15/06                                          1,275       1,102,875
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, (0% until 2002)
6/15/09(1)                                                3,467       1,681,495

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Manufacturing (continued)
-------------------------------------------------------------------------------
Tekni-Plex, Inc., 12.75%, 6/15/10                  $      1,170    $  1,023,750
Venture Holding Trust, Sr. Notes,
9.50%, 7/1/05                                             4,003       2,581,935
-------------------------------------------------------------------------------
                                                                   $ 18,108,055
-------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 3.8%
-------------------------------------------------------------------------------
Amerigas Partners LP, Sr. Notes ,
8.875%, 5/20/11(1)                                 $      3,150    $  3,181,500
DI Industries, Inc., (Grey Wolf, Inc.),
Sr. Notes, 8.875%, 7/1/07                                   380         343,900
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08                                  1,000         702,500
Hanover Equipment Trust,
8.50%, 9/1/08(1)                                          1,765       1,778,238
Hanover Equipment Trust,
8.75%, 9/1/11(1)                                          4,295       4,316,475
Key Energy Services, Inc.,
14.00%, 1/15/09(1)                                          838         967,890
R&B Falcon Corp., 9.50%, 12/15/08                         2,210       2,604,799
Ram Energy, Inc., Sr. Notes,
11.50%, 2/15/08                                           6,219       5,130,675
SESI, LLC, 8.875%, 5/15/11(1)                             4,540       4,176,800
SESI, LLC, 8.875%, 5/15/11                                  780         717,600
Universal Compression, Inc., Sr. Disc.
Notes, 9.875%, (0% until 2003), 2/15/08                   5,175       4,631,625
-------------------------------------------------------------------------------
                                                                   $ 28,552,002
-------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.3%
-------------------------------------------------------------------------------
Abraxas Petroleum Corp., 11.50%, 11/1/04           $      7,803    $  6,281,415
Abraxas Petroleum Corp.,
12.875%, 3/15/03                                          1,080       1,074,600
Chesapeake Energy Corp., Sr. Notes,
7.875%, 3/15/04                                             330         328,350
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                            3,170       3,059,050
Comstock Resources, Inc.,
11.25%, 5/1/07                                              975         970,125
El Paso Energy L.P., 8.50%, 6/1/11(1)                     2,040       2,060,400
Plains Resources, Inc., Series B,
10.25%, 3/15/06                                             250         253,750
Plains Resources, Inc., Series D,
10.25%, 3/15/06                                           1,300       1,319,500
                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-------------------------------------------------------------------------------
Plains Resources, Inc., Series F,
10.25%, 3/15/06                                    $      2,075    $  2,106,125
-------------------------------------------------------------------------------
                                                                   $ 17,453,315
-------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.0%
-------------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09             $        300    $    307,500
-------------------------------------------------------------------------------
                                                                   $    307,500
-------------------------------------------------------------------------------
Paper and Forest Products -- 1.0%
-------------------------------------------------------------------------------
Caraustar Industries, Inc.,
9.875%, 4/1/11                                     $      2,425    $  2,388,625
Georgia Pacific Corp., 8.125%, 5/15/11                    2,400       2,432,813
Norske Skog, Sr. Notes,
8.625%, 6/15/11(1)                                        2,590       2,596,475
-------------------------------------------------------------------------------
                                                                   $  7,417,913
-------------------------------------------------------------------------------
Printing and Business Products -- 0.5%
-------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                             $      4,150    $  3,237,000
Merrill Corp., Series B,
12.00%, 5/1/09(2)                                         1,750         463,750
-------------------------------------------------------------------------------
                                                                   $  3,700,750
-------------------------------------------------------------------------------
Printing or Publishing - Diversification -- 0.6%
-------------------------------------------------------------------------------
Hollinger Participation, Sr. Notes,
12.125%, 11/15/10(1)                               $      4,000    $  3,260,000
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07                                          1,275       1,192,125
-------------------------------------------------------------------------------
                                                                   $  4,452,125
-------------------------------------------------------------------------------
Restaurants -- 2.2%
-------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                    $      9,530    $  9,958,850
New World Coffee, 14.00%, 6/15/03(1)                      5,420       5,196,425
Sbarro, Inc., 11.00%, 9/15/09                             1,290       1,180,350
-------------------------------------------------------------------------------
                                                                   $ 16,335,625
-------------------------------------------------------------------------------
Retail - Food and Drug -- 0.5%
-------------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                   $      3,620    $  3,529,500
-------------------------------------------------------------------------------
                                                                   $  3,529,500
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
Retail - General -- 0.1%
-------------------------------------------------------------------------------
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                   $        818    $    781,190
-------------------------------------------------------------------------------
                                                                   $    781,190
-------------------------------------------------------------------------------
Semiconductors -- 0.6%
-------------------------------------------------------------------------------
Chippac International Ltd.,
12.75%, 8/1/09                                     $      1,645    $  1,299,550
Fairchild Semiconductor, Sr. Sub Notes,
10.50%, 2/1/09                                            3,405       3,302,850
-------------------------------------------------------------------------------
                                                                   $  4,602,400
-------------------------------------------------------------------------------
Services -- 0.5%
-------------------------------------------------------------------------------
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                         $        840    $    214,200
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                                1,850       1,692,750
Rose Hills Company, Sr. Sub. Notes,
9.50%, 11/15/04                                           2,400       1,860,000
-------------------------------------------------------------------------------
                                                                   $  3,766,950
-------------------------------------------------------------------------------
Transportation -- 0.5%
-------------------------------------------------------------------------------
Kansas City Southern, 9.50%, 10/1/08               $      2,150    $  2,203,750
MTL, Inc., 7.96%, Variable Rate, 6/15/06                    400         170,000
Pacer International, Inc.,
11.75%, 6/1/07                                            1,731       1,523,280
Sea Containers, Sr. Notes,
7.875%, 2/15/08                                             260         131,300
-------------------------------------------------------------------------------
                                                                   $  4,028,330
-------------------------------------------------------------------------------
Utility - Electric Power Generation -- 0.8%
-------------------------------------------------------------------------------
Edison Mission, Sr. Notes,
10.00%, 8/15/08(1)                                 $      5,885    $  5,913,060
-------------------------------------------------------------------------------
                                                                   $  5,913,060
-------------------------------------------------------------------------------
Waste Management -- 4.2%
-------------------------------------------------------------------------------
Allied Waste, 8.875%, 4/1/08(1)                    $      7,800    $  7,995,000
Allied Waste, 10.00%, 8/1/09                             18,780      18,873,900
Stericycle, Inc., 12.375%, 11/15/09                       4,460       4,839,100
-------------------------------------------------------------------------------
                                                                   $ 31,708,000
-------------------------------------------------------------------------------
Wireless Communication Services -- 6.9%
-------------------------------------------------------------------------------
Airgate PCS, Inc., Sr. Sub. Notes,
13.50%, (0% until 2004), 10/1/09                   $      2,960    $  1,894,400
                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Wireless Communication Services (continued)
-------------------------------------------------------------------------------
Alamosa Delaware Inc., Sr. Notes,
12.50%, 2/1/11                                     $        696    $    622,920
Alamosa Delaware Inc., Sr. Notes,
13.625%, 8/15/11(1)                                       8,920       8,474,000
Alamosa PCS Holdings, Inc.,
12.875%, (0% until 2005), 2/15/10                           335         162,475
American Tower Corp., 9.375%, 2/1/09                        240         202,200
Crown Castle International Corp., Sr.
Disc. Notes, 10.625%, (0% until 2002)
11/15/07                                                  3,034       2,366,520
Crown Castle International Corp., Sr.
Notes, 10.75%, 8/1/11                                     5,725       5,281,313
Dobson Communications, Sr. Notes,
10.875%, 7/1/10                                           2,500       2,568,750
IWO Holdings, Inc., 14.00%, 1/15/11                       5,600       4,732,000
Loral Space and Commerce, Sr. Notes,
9.50%, 1/15/06                                              300         184,500
McCaw International Ltd., Sr. Disc.
Notes, 13.00%, (0% until 2002) 4/15/07                    5,650       1,101,750
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, (0% until 2002), 9/15/07                     660         397,650
Nextel International, Sr. Notes,
12.75%, 8/1/10                                            4,550       1,057,875
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                           5,920       3,922,000
NTL (Delaware), Inc.,
5.75%, 12/15/09(3)                                          650         117,813
PTC International Finance II SA,
11.25%, 12/1/09                                             625         596,875
PTC International Finance II SA,
11.25%, 12/1/09                           EUR             1,125         934,711
Spectrasite Holdings, Inc.,
6.75%, 11/15/10(1)                                        1,540         691,075
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 11.25%, (0% until 2004), 4/15/09                  12,235       3,609,325
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00%, (0% until 2003), 7/15/08                   1,150         454,250
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.875%, (0% until 2005), 3/15/10                  4,080       1,081,200
Spectrasite Holdings, Inc., Sr. Notes,
10.75%, 3/15/10                                             580         379,900
Spectrasite Holdings, Inc., Sr. Notes,
12.50%, 11/15/10                                            430         307,450
TeleCorp PCS, Inc., 10.00%, (PIK)
10/23/09(4)                                               3,991       2,833,949
TeleCorp PCS, Inc., 10.625%, 7/15/10                      4,930       4,363,050
Triton PCS, Inc., 9.375%, 2/1/11                            680         668,100

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Wireless Communication Services (continued)
-------------------------------------------------------------------------------
Ubiquitel Operating Co.,
14.00%, (0% until 2005), 4/15/10                   $      6,400    $  2,656,000
-------------------------------------------------------------------------------
                                                                   $ 51,662,051
-------------------------------------------------------------------------------
Wireline Communication Services -- 4.2%
-------------------------------------------------------------------------------
Asia Global Crossing, Sr. Notes,
13.375%, 10/15/10                                  $        800    $    436,000
Carrier1 International SA, Sr. Notes,
13.25%, 2/15/09                                           6,020         571,900
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, (0% to 12/01) 12/15/06                              900         634,500
Completel Europe NV,
14.00%, (0% until 2004), 2/15/09                          1,960         245,000
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07(2)                                       3,150          47,250
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07(2)                       DEM             2,500          11,640
FLAG Ltd., Sr. Notes, 8.25%, 1/30/08                      4,160       2,724,800
FLAG Telecom Holdings Ltd., Sr. Notes,
11.625%, 3/30/10                                          6,120       2,233,800
Global Crossing Holding Ltd.,
8.70%, 8/1/07                                             1,000         425,000
Global Crossing Holding Ltd.,
9.50%, 11/15/09                                           1,690         718,250
Global Crossing Holding Ltd., Sr. Notes,
9.625%, 5/15/08                                             125          54,375
GT Group Telecom, Sr. Disc. Notes,
13.25%, (0% until 2005), 2/1/10                           5,300       1,086,500
Intermedia Communications, Inc., Sr.
Disc. Notes, 11.25%, (0% until 2002),
7/15/07                                                   5,802       5,743,980
Intermedia Communications, Inc., Sr.
Notes, 8.50%, 1/15/08                                     1,250       1,262,500
Intermedia Communications, Inc., Sr.
Notes, 9.50%, 3/1/09                                        650         689,000
Intl. Cabletel, Inc., Sr. Notes,
11.50%, 2/1/06                                            4,115       2,160,375
iPCS Inc., Sr. Disc. Notes,
14.00%, (0% until 2005) 7/15/10                           7,050       3,560,250
Jazztel PLC, Sr. Notes,
13.25%, 12/15/09                          EUR             1,937         558,580
Level 3 Communications, Inc., Sr. Notes,
11.00%, 3/15/08                                             870         391,500
Level 3 Communications, Inc., Sr. Notes,
11.25%, 3/15/10                                             465         202,275
RCN Corp., Sr. Notes, 10.125%, 1/15/10                    1,286         443,670
                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------

Wireline Communication Services (continued)
-------------------------------------------------------------------------------
RSL Communications PLC,
10.125%, (0% until 2003), 3/1/08(2)                $      3,500    $    122,500
RSL Communications PLC, Sr. Notes,
12.25%, 11/15/06(2)                                       1,015          40,600
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% until 2003) 3/1/08                     1,310         923,550
SBA Communications Corp., Sr. Notes,
10.25%, 2/1/09                                            1,522       1,225,210
Tele1 Europe BV, Sr. Notes,
11.875%, 12/1/09                          EUR             2,465         381,932
Tele1 Europe BV, Sr. Notes,
13.00%, 5/15/09                                           3,530         758,950
Tritel PCS, Inc., 10.375%, 1/15/11                        3,670       3,137,850
Versatel Telecom BV, 4.00%, 3/30/05(1)    EUR             1,640         298,059
Versatel Telecom BV, Sr. Notes,
11.875%, 7/15/09                                            619         139,275
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                           2,295         539,325
Viatel, Inc., Sr. Disc. Notes,
12.50%, (0% until 2003), 4/15/08                          1,260           9,450
Viatel, Inc., Sr. Notes,
11.25%, 4/15/08(2)                                          520           3,900
Viatel, Inc., Sr. Notes,
11.50%, 3/15/09(2)                                        2,830          21,226
-------------------------------------------------------------------------------
                                                                   $ 31,802,972
-------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $733,686,600)                                  $624,633,025
-------------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 0.2%

SECURITY                                          SHARES           VALUE
-------------------------------------------------------------------------------
Broadcasting and Cable -- 0.0%
-------------------------------------------------------------------------------
Ono Finance PLC, Warrants,
Exp. 3/16/11(4)                                           2,520    $    100,800
Ono Finance PLC, Warrants,
Exp. 5/31/09(4)                                           3,440          68,800
Ono Finance PLC, Warrants,
Exp. 5/31/09(4)                           EUR             1,200          21,906
Pegasus Communications Corp.(4)                           5,458          38,206
UIH Australia/Pacific, Inc., Warrants,
Exp. 5/15/06(4)                                             900               0
-------------------------------------------------------------------------------
                                                                   $    229,712
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                          SHARES           VALUE
-------------------------------------------------------------------------------
Chemicals -- 0.0%
-------------------------------------------------------------------------------
Sterling Chemicals, Inc., Common(4)                       2,400    $        480
-------------------------------------------------------------------------------
                                                                   $        480
-------------------------------------------------------------------------------
Information Technology Services -- 0.0%
-------------------------------------------------------------------------------
Cybernet Internet Services
International, Inc., Warrants, Exp.
7/1/09(4)                                                 1,675    $          0
Diva Systems Corp., Warrants,
Exp. 3/1/08(4)                                           18,525               0
Equinix, Inc., Warrants, Exp. 12/1/07(4)                  1,500          22,500
-------------------------------------------------------------------------------
                                                                   $     22,500
-------------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
-------------------------------------------------------------------------------
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(4)(5)                      6,338    $     38,027
-------------------------------------------------------------------------------
                                                                   $     38,027
-------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.0%
-------------------------------------------------------------------------------
Key Energy Group, Inc., Common                           14,489    $     92,150
-------------------------------------------------------------------------------
                                                                   $     92,150
-------------------------------------------------------------------------------
Printing and Business Products -- 0.0%
-------------------------------------------------------------------------------
Merrill Corp., Warrants, Exp. 5/1/09(4)                   1,750    $          0
-------------------------------------------------------------------------------
                                                                   $          0
-------------------------------------------------------------------------------
Restaurants -- 0.0%
-------------------------------------------------------------------------------
New World Coffee, Warrants, Exp.
6/15/06(4)                                                5,420    $          0
-------------------------------------------------------------------------------
                                                                   $          0
-------------------------------------------------------------------------------
Retail - Food and Drug -- 0.1%
-------------------------------------------------------------------------------
Pathmark Stores Inc., Common(4)                          14,739    $    350,715
-------------------------------------------------------------------------------
                                                                   $    350,715
-------------------------------------------------------------------------------
Semiconductors -- 0.0%
-------------------------------------------------------------------------------
Asat Finance, Warrants, Exp., 11/1/06(4)                  3,900    $    196,950
-------------------------------------------------------------------------------
                                                                   $    196,950
-------------------------------------------------------------------------------
SECURITY                                          SHARES           VALUE
-------------------------------------------------------------------------------
Services -- 0.0%
-------------------------------------------------------------------------------
HF Holdings, Inc., Warrants,
Exp. 7/15/02(4)                                           3,400    $          0
-------------------------------------------------------------------------------
                                                                   $          0
-------------------------------------------------------------------------------
Telecommunications Services -- 0.0%
-------------------------------------------------------------------------------
Jordan Telecommunications, Deferred Cash
Rights(4)                                                   700    $          0
-------------------------------------------------------------------------------
                                                                   $          0
-------------------------------------------------------------------------------
Wireless Communication Services -- 0.1%
-------------------------------------------------------------------------------
IWO Holdings, Inc., Warrants,
Exp. 1/15/11(1)(4)                                        5,600    $    448,000
Ubiquitel Operating Co., Warrants,
Exp. 4/15/10(1)(4)                                        6,025         150,625
-------------------------------------------------------------------------------
                                                                   $    598,625
-------------------------------------------------------------------------------
Wireline Communication Services -- 0.0%
-------------------------------------------------------------------------------
Carrier1 International SA, Common(4)(5)                   5,500    $      3,807
Carrier1 International SA, Warrants,
Exp. 2/19/09(1)(4)                                        4,125               0
Completel Europe NV, Common(4)(5)                        98,000          36,750
iPCS Inc., Warrants, Exp. 7/15/10(4)                      4,650         233,081
Primus Telecommunications Group,
Warrants, Exp. 8/1/04(4)                                  1,150               0
Song Networks Holding, ADR, Common                       19,567           7,240
Versatel Telecom BV, Warrants,
Exp. 5/15/08(1)(4)                                        3,500               0
Worldcom, Inc.-MCI Group, Common                             97           1,477
WorldCom, Inc.-World Com Group,
Common(4)                                                 2,436          36,637
-------------------------------------------------------------------------------
                                                                   $    318,992
-------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $1,869,108)                                    $  1,848,151
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

CONVERTIBLE PREFERRED STOCKS -- 0.1%

SECURITY                                          SHARES           VALUE
-------------------------------------------------------------------------------
Wireline Communication Services -- 0.1%
-------------------------------------------------------------------------------
Worldcom, Inc.(1)                                        18,750    $    442,969
-------------------------------------------------------------------------------
                                                                   $    442,969
-------------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $468,750)                                      $    442,969
-------------------------------------------------------------------------------

PREFERRED STOCKS -- 4.1%

SECURITY                                          SHARES           VALUE
-------------------------------------------------------------------------------
Apparel -- 0.0%
-------------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)                           7    $        215
-------------------------------------------------------------------------------
                                                                   $        215
-------------------------------------------------------------------------------
Broadcasting and Cable -- 1.0%
-------------------------------------------------------------------------------
CSC Holdings, Inc., Series M,
11.125% (PIK)                                            36,698    $  3,752,370
Granite Broadcasting Corp.,
12.75% (PIK)                                              2,136         411,182
Pegasus Satellite, 12.75% (PIK)                           4,314       3,289,425
-------------------------------------------------------------------------------
                                                                   $  7,452,977
-------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.3%
-------------------------------------------------------------------------------
Crown Castle International Corp., 12.75%
(PIK)                                                     2,818    $  2,261,445
-------------------------------------------------------------------------------
                                                                   $  2,261,445
-------------------------------------------------------------------------------
Wireless Communication Services -- 1.7%
-------------------------------------------------------------------------------
Dobson Communications Corp.,
12.25% (PIK)                                              3,068    $  2,799,706
Dobson Communications Corp.,
12.25% (PIK)                                              1,243       1,134,177
Nextel Communications Corp., 13% (PIK)                    2,455       1,307,287
Nextel Communications, Inc.,
11.125% (PIK)                                             3,757       1,624,903
Rural Cellular Corp., 11.375% (PIK)                       3,324       2,684,130
Rural Cellular Corp., 12.25%                              3,834       3,095,955
-------------------------------------------------------------------------------
                                                                   $ 12,646,158
-------------------------------------------------------------------------------
SECURITY                                          SHARES           VALUE
-------------------------------------------------------------------------------

Wireline Communication Services -- 1.1%
-------------------------------------------------------------------------------
Broadwing Communications, Series B,
12.50%                                                    8,382    $  7,732,395
Global Crossing Holding Ltd., 10.5%
(PIK)                                                    28,000         567,000
Global Crossing Holding Ltd., 6.75%                      10,350         437,288
Nextlink Communications, 14% (PIK)                          261           1,892
-------------------------------------------------------------------------------
                                                                   $  8,738,575
-------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $42,909,043)                                   $ 31,099,370
-------------------------------------------------------------------------------

COMMERCIAL PAPER -- 8.2%

                                                  PRINCIPAL
                                                  AMOUNT
SECURITY                                          (000'S OMITTED)  VALUE
-------------------------------------------------------------------------------
American Express, 2.46%, 10/5/01                   $     17,502    $ 17,497,216
CIT Group Holdings, Inc., 3.42%, 10/1/01                 26,391      26,391,000
Prudential Funding Corp., 2.90%, 10/4/01                 18,175      18,170,607
-------------------------------------------------------------------------------
Total Commercial Paper (at amortized cost, $62,058,823)
                                                                   $ 62,058,823
-------------------------------------------------------------------------------
Total Investments -- 96.5%
   (identified cost $847,515,962)                                  $726,631,683
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.5%                             $ 25,988,497
-------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $752,620,180
-------------------------------------------------------------------------------

 ADR-American Depositary Receipt

 EUR-Euro Dollar

 GBP-British Pound

 DEM-Deutsche Mark

 (PIK)-Payment In Kind.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Defaulted security.
 (3)  Convertible bond.
 (4)  Non-income producing security.
 (5)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2001
Assets
-------------------------------------------------------
Investments, at value (identified cost,
   $847,515,962)                          $ 726,631,683
Cash                                          2,594,062
Foreign currency, at value (identified
   cost, $4,819)                                  5,191
Receivable for investments sold              10,075,970
Interest and dividends receivable            19,153,677
Receivable for open forward foreign
   currency contracts, net                       78,056
Prepaid expenses                                  3,998
-------------------------------------------------------
TOTAL ASSETS                              $ 758,542,637
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable for investments purchased         $   5,867,111
Accrued expenses                                 55,346
-------------------------------------------------------
TOTAL LIABILITIES                         $   5,922,457
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 752,620,180
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 873,448,013
Net unrealized depreciation (computed on
   the basis of identified cost)           (120,827,833)
-------------------------------------------------------
TOTAL                                     $ 752,620,180
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED SEPTEMBER 30, 2001(1)
Investment Income
--------------------------------------------------------
Interest                                    $ 16,404,682
Dividends                                      1,024,638
--------------------------------------------------------
TOTAL INVESTMENT INCOME                     $ 17,429,320
--------------------------------------------------------

Expenses
--------------------------------------------------------
Investment adviser fee                      $    983,668
Custodian fee                                     86,713
Legal and accounting services                     11,512
Miscellaneous                                     10,159
--------------------------------------------------------
TOTAL EXPENSES                              $  1,092,052
--------------------------------------------------------

NET INVESTMENT INCOME                       $ 16,337,268
--------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $(37,772,390)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                     (754,408)
--------------------------------------------------------
NET REALIZED LOSS                           $(38,526,798)
--------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $(17,244,740)
   Foreign currency and forward foreign
      currency exchange contracts                337,991
--------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                           $(16,906,749)
--------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $(55,433,547)
--------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS  $(39,096,279)
--------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to September 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS         SEPTEMBER 30, 2001(1)
-------------------------------------------------------------------
From operations --
   Net investment income                  $              16,337,268
   Net realized loss                                    (38,526,798)
   Net change in unrealized appreciation
      (depreciation)                                    (16,906,749)
-------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $             (39,096,279)
-------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Income Fund
      of Boston                           $             762,800,395
   Contributions                                         89,671,754
   Withdrawals                                          (60,855,700)
-------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $             791,616,449
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $             752,520,170
-------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------
At beginning of period                    $                 100,010
-------------------------------------------------------------------
AT END OF PERIOD                          $             752,620,180
-------------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to September 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  SEPTEMBER 30, 2001(1)
-----------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                   0.69%(2)
   Net investment income                     10.38%(2)
Portfolio Turnover                              16%
-----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                        $752,620
-----------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to September 30, 2001.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, seeks to achieve high current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing market premium on debt securities effective October 1, 2001. Prior to this date, the Portfolio did not amortize market premium on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in a decrease to cost of securities and a corresponding increase in net unrealized appreciation/depreciation based on securities held as of September 30, 2001.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since some of the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
   Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statements purposes as unrealized until such time as the contracts have been closed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the period ended September 30, 2001, the Portfolio's custodian fee was reduced by $8,293 as a result of this arrangement.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

 H Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the period from July 23, 2001 (start of business) to September 30, 2001, the advisory fee amounted to $983,668. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended September 30, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.
3 Investment Transactions
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $133,073,550 and $113,568,656, respectively, for the period from July 23, 2001 (start of business) to September 30, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 851,763,959
    -------------------------------------------------------
    Gross unrealized appreciation             $  12,853,999
    Gross unrealized depreciation              (137,986,275)
    -------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(125,132,276)
    -------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2001 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

   SALES
   -----------------------------------------------------------

                                                                               NET UNREALIZED
    SETTLEMENT                                              IN EXCHANGE FOR    APPRECIATION
    DATE(S)       DELIVER                                   (IN U.S. DOLLARS)  (DEPRECIATION)
    ---------------------------------------------------------------------------------------------
       10/24/01   British Pound Sterling
                  803,839                                    $     1,176,523   $             (784)
       10/24/01   Euro Dollar
                  8,235,365                                        7,612,895              102,222
    ---------------------------------------------------------------------------------------------
                                                             $     8,789,418   $          101,438
    ---------------------------------------------------------------------------------------------

   PURCHASES
   -----------------------------------------------------------

                                                                               NET UNREALIZED
    SETTLEMENT                                              DELIVER            APPRECIATION
    DATE(S)       IN EXCHANGE FOR                           (IN U.S. DOLLARS)  (DEPRECIATION)
    ---------------------------------------------------------------------------------------------
       10/24/01   British Pound Sterling
                  147,915                                   $         216,148  $              489
       10/24/01   Euro Dollar
                  2,739,030                                         2,521,873             (23,871)
    ---------------------------------------------------------------------------------------------
                                                            $       2,738,021  $          (23,382)
    ---------------------------------------------------------------------------------------------

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.01% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended September 30, 2001.

7 Restricted Securities
-------------------------------------------
   At September 30, 2001, the Portfolio owned the following securities (representing 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (excercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST      FAIR VALUE
    ----------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    Carrier1 International SA, Common             2/23/00        5,500  $480,462  $    3,807
    Completel Europe NV, Common                   9/12/00       98,000         0      36,750
    Peninsula Gaming LLC, Convertible
     Preferred Membership Interests               7/08/99        6,338         0      38,027
    ----------------------------------------------------------------------------------------
                                                                        $480,462  $   78,584
    ----------------------------------------------------------------------------------------

8 Transfer of Assets
-------------------------------------------
   Investment operations began on July 23, 2001 with the acquisition of net assets of Eaton Vance Income Fund of Boston of $762,800,395, in exchange for an interest in the Portfolio, including net unrealized depreciation of $103,921,084. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF BOSTON INCOME PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Boston Income Portfolio (the "Portfolio") at September 30, 2001, and the results of its operations, the changes in its net assets and the supplementary data for the period July 23, 2001 (commencement of operations) through September 30, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confrimation of securities at September 30, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 16, 2001

EATON VANCE INCOME FUND OF BOSTON AS OF SEPTEMBER 30, 2001

INVESTMENT MANAGEMENT


BOSTON INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael W. Weilheimer
Vice President and
Co-Portfolio Manager

Thomas P. Huggins
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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